CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Stock issuance cost	$ 3,672	$ 3,652	$ 64	$ 3,731